INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangibles, net consisted of the following:

	As of
	June 30,	December 31,
	2026	2025
Purchased software	$752,760	$730,370
Capitalized software development costs	1,544,157	1,498,228
	2,296,917	2,228,598
Less: accumulated amortization	(2,175,880)	(1,920,045)
Intangible assets, net	$121,037	$308,553

In the software development process, once the preliminary project stage was completed and management committed to funding the software through completion and the software will be used to perform the function intended, the application development stage started. In accordance with ASC 350-40-25, the software development costs incurred in the application development stage were capitalized, and the costs incurred in the preliminary project stage were expensed.

In 2023, the capitalized software for internal use was completed, the capitalized costs is amortized on a straight-line basis over the estimated useful live of three years.

For the six months ended June 30, 2026 and 2025, amortization expense amounted to $194,756 and $315,320 . The Company did not recognize impairment loss for the six months ended June 30, 2026 and 2025.

The following summarizes total future amortization expenses of the purchased software at June 30, 2026:

Twelve months period ended June 30 ,
2027	120,138
2028	278
2029	173
2030	173
2031 and after	275
Total future amortization expense	121,037